Summary of Performance Based Stock Unit Activity (Detail) - Performance Shares - $ / shares shares in Thousands	12 Months Ended
	Apr. 30, 2016		May 02, 2015	May 03, 2014
Number of Shares
Granted	110
Vested	0		0	0
Forfeited	(17)
Adjustment due to the Spin- Off of B&N Education	58
Ending Balance	151
Weighted Average Grant Date Fair Value, Per Share
Beginning Balance	$ 0.00		$ 0.00	$ 0.00
Granted	28.08	[1]	0.00	0.00
Vested	0.00	[1]	0.00	0.00
Forfeited	18.46	[1]	0.00	0.00
Adjustment due to the Spin- Off of B&N Education	0
Ending Balance	$ 18.41		$ 0.00	$ 0.00

[1]	Weighted average grant date fair value is calculated using the grant price prior to the Spin-Off and after the Spin-Off.